Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Managers AMG FQ Tax-Managed U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ Tax-Managed U.S. Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFQAX
Managers AMG FQ Tax-Managed U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ Tax-Managed U.S. Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFQCX
Managers AMG FQ Tax-Managed U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ Tax-Managed U.S. Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFQTX
Managers AMG FQ U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ U.S. Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FQUAX
Managers AMG FQ U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ U.S. Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FQUCX
Managers AMG FQ U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ U.S. Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQFX
Managers AMG FQ Global Alternatives Fund (Prospectus Summary) | Managers AMG FQ Global Alternatives Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAAX
Managers AMG FQ Global Alternatives Fund (Prospectus Summary) | Managers AMG FQ Global Alternatives Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGACX
Managers AMG FQ Global Alternatives Fund (Prospectus Summary) | Managers AMG FQ Global Alternatives Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGASX
Managers AMG FQ Global Alternatives Fund (Prospectus Summary) | Managers AMG FQ Global Alternatives Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAIX
Managers AMG FQ Global Essentials Fund (Prospectus Summary) | Managers AMG FQ Global Essentials Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAVX
Managers AMG FQ Global Essentials Fund (Prospectus Summary) | Managers AMG FQ Global Essentials Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMASX
Managers AMG FQ Global Essentials Fund (Prospectus Summary) | Managers AMG FQ Global Essentials Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAFX
Managers Frontier Small Cap Growth Fund (Prospectus Summary) | Managers Frontier Small Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSVX
Managers Frontier Small Cap Growth Fund (Prospectus Summary) | Managers Frontier Small Cap Growth Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSCX
Managers Frontier Small Cap Growth Fund (Prospectus Summary) | Managers Frontier Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSYX
Managers Micro-Cap Fund (Prospectus Summary) | Managers Micro-Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Managers Micro-Cap Fund (Prospectus Summary) | Managers Micro-Cap Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCFX
Managers Micro-Cap Fund (Prospectus Summary) | Managers Micro-Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMFX
Managers AMG TSCM Growth Equity Fund (Prospectus Summary) | Managers AMG TSCM Growth Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGVX
Managers AMG TSCM Growth Equity Fund (Prospectus Summary) | Managers AMG TSCM Growth Equity Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGSX
Managers AMG TSCM Growth Equity Fund (Prospectus Summary) | Managers AMG TSCM Growth Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGIX
Managers Real Estate Securities Fund (Prospectus Summary) | Managers Real Estate Securities Fund | Managers Real Estate Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRESX
Managers PIMCO Bond Fund (Prospectus Summary) | Managers PIMCO Bond Fund | Managers PIMCO Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDFX
Managers California Intermediate Tax-Free Fund (Prospectus Summary) | Managers California Intermediate Tax-Free Fund | Managers California Intermediate Tax-Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCATX